Unusual or Infrequent Items Impacting Quarterly Results (Details Narrative) (USD $)	12 Months Ended					1 Months Ended		1 Months Ended		1 Months Ended				1 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2013 7001 Dorsey Rd Years	Sep. 30, 2013 Oregon Center	Jul. 31, 2013 Patriot Business Park	Sep. 30, 2013 Patriot Business Park sqft	Aug. 31, 2013 Hollander 95 sqft	Sep. 30, 2013 Hollander 95	Aug. 30, 2013 Windlass Run	Aug. 30, 2013 Gulf Hammock	Sep. 30, 2013 Gulf Hammock	Aug. 31, 2013 Gulf Hammock sqft	Nov. 30, 2012 Commonwealth Avenue	Sep. 30, 2012 Commonwealth Avenue sqft
Real estate tax refund receivable	$ 1,576,000	$ 2,311,000
Gain on termination of sale contract	0	1,039,000	0
Environmental remediation		1,771,000
Increase in Transportation segment's insurance and losses			1,204,000
Book gain on exchange of property			4,968,000
Sales price						4,775,000								2,000,000
Gain before income taxes	7,333,000	0	0			341,000		514,000		4,928,000	433,000			1,116,000
Book value of property						3,603,000		595,000		2,971,000	296,000			723,000
Land acreage							15.18	5.38					284		50
Cash held in escrow	1,569,000	0					835,000					734,000
Deferred gain							41,000		109,000
Decrease in accrued insurance liabilities	2,490,000
Per occurrence loss	250,000	250,000	250,000
Mortgage prepayment				7,281,000	279,000
Rate of prepayed mortgage				6.12%	7.97%
Early prepayment provision in years				7.5
Prepayment penalty				382,000	7,000
Deferred loan costs on early prepayment				$ 175,000